Capital Stock Transactions	12 Months Ended
Dec. 31, 2012
Capital Stock Transactions [Abstract]
Capital Stock Transactions

20.  Capital Stock Transactions

On November 7, 2011 our Board of Directors authorized an additional $100 million of stock repurchases under the February 2011 repurchase program.  On February 22, 2011, our Board of Directors authorized $100 million of stock repurchases under the newly established February 2011 repurchase program.  On December 27, 2010, our Board of Directors authorized an additional $70 million to the April 2007 stock repurchase program.  We repurchased the following capital stock:

	For the Years Ended December 31,
	2012	2011	2010

Shares repurchased	932,706	2,602,513	1,648,047
Weighted average price per share	$64.87	$55.28	$63.14

In addition to capital stock repurchased in the open market, we acquired the following amounts of treasury stock from the surrender of shares in connection with share-based compensation transactions for the years ended December 31, 2012, 2011  and 2010: $4.2 million, $4.0 million and $5.3 million, respectively.